Corporate information and main business (Tables)	12 Months Ended
Dec. 31, 2024
Corporate Information And Main Business
Schedule of energy

Technology	Natural Gas USD/MWh	Fuel Oil USD/MWh	Gas Oil USD/MWh	Biofuels USD/MWh	Coal USD/MWh

GT	6,4	-	8,6	8,7	-
ST	3,4	6,0	-	8,7	10,4
Engines	8,1	15,4	10,5	8,7	-